SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Years
Equipment and facilities	3-20
Internal-use software	7
Vehicles	3-7

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	Year Ended December 31,
	2013	2012	2011

Stock Options	150,000	210,000	-
Shares Issuable upon Conversion of
Convertible Notes Payable to Related Party	24,379,883	13,393,600	9,926,938
Total	24,529,883	13,603,600	9,926,938